Application of Revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2017
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Application of Revised International Financial Reporting Standards
3.	APPLICATION OF REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS

In the current year, the Group has applied, for the first time, the following amendments to IFRS issued by the IASB that are mandatorily effective for the current year:

•	Amendments to IAS 7, “Disclosure Initiative”

•	Amendments to IAS 12, “Recognition of Deferred Tax Assets for Unrealised Losses”

•	Amendments to IFRS 12 as part of the Annual Improvements to IFRSs 2014-2016 Cycle

Amendments to IAS 7, “Disclosure Initiative”

The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes.

Specifically, the amendments require the following to be disclosed: (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair values; and (v) other changes.

A reconciliation between the opening and closing balances of these items is provided in Note 32. Consistent with the transition provisions of the amendments, the Group has not disclosed comparative information for the prior year.

Apart from the additional disclosure as required by Amendments to IAS 7 in Note 32, the application of the above amendments to IFRSs has had no material effect on the Group’s consolidated financial statements.

The Group has not yet applied any new and revised standard or interpretation that is not yet effective for the current year (Note 38).